Share Based Compensation	12 Months Ended
Dec. 31, 2023
Share-based Payment Arrangement [Abstract]
Share Based Compensation
13.
SHARE BASED COMPENSATION

Share Incentive Plans

In 2020, the Company’s shareholders and Board of Directors approved the 2019 Plan II. Under the 2019 Plan II, the Company authorized and issued 71,001,793 share options to purchase the Company’s ordinary shares. On October 31, 2020, the Company granted all of the options authorized under the 2019 Plan II.

In 2020, the Company’s shareholders and Board of Directors approved the 2020 Plan II and Plan III. Under the 2020 Plan II and Plan III, the Company authorized and issued 11,786,197 and 23,096,715 share options to purchase the Company’s ordinary shares, respectively. On October 31, 2020, the Company granted all of the options authorized under the 2020 Plan II and Plan III.

13.
SHARE BASED COMPENSATION (CONTINUED)

In January 2021, the Company’s Board of Directors approved the 2020 Plan IV and granted 7,082,103 share options to the Group’s senior management and employees. In March 2021, the Company’s Board of Directors approved the 2021 Plan I and granted 854,608 share options to the Group’s senior management and employees. In April 2021, the Company’s Board of Directors approved the 2020 Plan V and granted 14,862,751 share options to the Group’s senior management and employees. In September 2021, the Company’s Board of Directors approved the 2020 Plan VI-X and 2021 Plan II and granted a total of 147,315,628 share options to the Group’s senior management and employees.

In December 2021, the Company’s Board of Directors amended and restated the Replacement Plans, 2019 Plan II, 2020 Plan II-X and 2021 Plan I-II (the “A&R 2020 Share Incentive Plan”), which consolidated all share-based payment awards under one incentive plan and clarified certain administration terms of the share incentive plan. The A&R 2020 Share Incentive Plan did not substantively modify the terms of any previously granted share options. Pursuant to the A&R 2020 Share Incentive Plan, the maximum aggregate number of shares which may be issued is 40,181,400 Class A ordinary shares of the Company.

In December 2021, the Company granted 30,808,793 share options under the A&R 2020 Share Incentive Plan to the Group’s senior management and employees.

In June 2022, the Company’s Board of Directors further amended and restated the A&R 2020 Share Incentive Plan (the “Second A&R 2020 Share Incentive Plan”), which clarified certain administration terms of the share incentive plan and also authorized the transfer of 10,329,025 Class A ordinary shares from EatBetter to Glory Graze Holding Limited (“Glory Graze”), a BVI limited liability company controlled by a director(together with EatBetter, the “ESOP Platforms”). The Second A&R 2020 Share Incentive Plan did not substantively modify the terms of any previously granted share options. Under the Second A&R 2020 Share Incentive Plan, the Company authorized additional share options to purchase 363,315 Class A ordinary shares and the maximum aggregate number of shares which may be issued is 40,544,715 Class A ordinary shares of the Company.

The ordinary shares to be awarded pursuant to the Second A&R 2020 Incentive Plan were issued by the Company and held by the ESOP Platforms. Each share option under the Second A&R 2020 Share Incentive Plan has a 10-year contractual life and allow participants to purchase 0.05 of the Company's Class A ordinary shares held by the ESOP Platforms. Option awards under the Second A&R 2020 Share Incentive Plan vest over either a four-year period, with 50% of the awards vesting on the second anniversary of the grant date, 25% of the awards vesting on the third anniversary and 25% vesting on the fourth anniversary, or a five-year period, with 25% vesting on the second, third, fourth and fifth anniversaries of the grant date, respectively.

The following table summarizes the Company’s share option activities for the year ended December 31, 2023 pursuant to the Second A&R 2020 Share Incentive Plan (referred to as the A&R 2020 Share Incentive Plan prior to amendment in June 2022):

	Number of Options	Weighted Average Exercise Price per Option	Weighted Average Grant Date Fair Value per Option	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$	US$	Years	US$ (in thousands)
Share options outstanding as of December 31, 2022	499,985,297	0.1732	0.2162	7.99	21,612
Granted	86,624,310	0.0053	0.0979	—	—
Forfeited	(72,086,216)	0.2071	0.2731	—	—
Exercised	(26,354,740)	0.0153	0.0551	—	—
Share options outstanding as of December 31, 2023	488,168,651	0.1470	0.1955	7.33	7,266
Vested and expected to vest as of December 31, 2023	488,168,651	0.1470	0.1955	7.33	7,266
Exercisable as of December 31, 2023	216,098,033	0.1462	0.1556	5.91	3,123

The aggregate intrinsic value is calculated as the difference between the exercise price of the awards and the fair value of the underlying ordinary shares at each reporting date, for those awards that had an exercise price below the fair value of the underlying ordinary share.

13.
SHARE BASED COMPENSATION (CONTINUED)

The total fair value of vested share options was RMB31.4 million, RMB49.5 million and RMB157.0 million (US$22.1 million) for the years ended December 31, 2021, 2022 and 2023, respectively. As of December 31, 2023, total unrecognized share-based compensation expense relating to unvested awards was RMB178.8 million (US$25.2 million) which is expected to be recognized over a weighted-average period of 3.0 years.

The weighted average grant date fair value of the share options granted during the years ended December 31, 2021, 2022 and 2023 were US$0.51, US$0.13 and US$0.10, respectively. Total intrinsic value of options exercised for the years ended December 31, 2021, 2022 and 2023 were nil, RMB4.0 million and RMB7.0 million (US$1.0 million).

The Group uses the binomial tree option pricing model to estimate the fair value of share options with the assistance of an independent third-party valuation firm. The assumptions used to value the share options were as follows:

	For the year ended December 31,
	2021	2022	2023
Fair value of ordinary shares (US$)	4.78-15.78	1.75-10.78	1.30-3.37
Risk-free interest rate (%)	0.93-1.71	1.52-4.10	3.52-4.77
Expected volatility (%)	48	48-55	54-56
Expected dividend yield	—	—	—
Life of option	10	10	10
Exercise multiple	2.5	2.5	2.5
Post-vesting forfeiture rate	—	—	—

The risk-free interest rate for periods within the contractual life of the options is based on the U.S. treasury yield curve in effect at the time of grant for a term consistent with the contractual term of the awards. Expected volatility is estimated based on the historical volatility of the ordinary shares of several comparable companies in the same industry until the Company had adequate historical volatility of the share price. The dividend yield is estimated based on our expected dividend policy over the expected term of the options. The expected exercise multiple is based on management’s estimation, which the Company believes is representative of the future.

2021 Senior Management Awards

In May 2021, the Company’s shareholders and Board of Directors authorized and approved the 2021 Senior Management Awards. As a result, a director and executive officer of the Company received 2,601,000 ordinary shares with no associated performance or service based vesting conditions at nil consideration. The Company immediately recognized share-based compensation expenses of RMB197.2 million.

As the Company's ordinary shares were not publicly traded on the date the 2021 Senior Management Awards were granted, the Group, with the assistance of an independent third-party valuation firm, estimated the fair value of the ordinary shares by using a discounted cash flow approach to determine the enterprise value of the Company, which was then allocated to the Company’s various classes of equity, including preferred shares. The determination of the fair value of the Company’s ordinary shares requires complex and subjective judgments to be made regarding the forecasted revenues, gross margins and operating expenses, weighted average cost of capital and the discount for lack of marketability applied to the projected cash flows. If different estimates and assumptions had been used, the fair value of the ordinary shares could be significantly different and related share-based compensation expense may materially differ from the recognized amount.

For the above-mentioned incentive plans and awards, the Group recognized aggregate share-based compensation expenses for the years ended December 31, 2021, 2022 and 2023 as follows:

	For the year ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
		(in thousands)
Fulfillment expenses	32,673	45,979	28,573	4,024
Sales and marketing expenses	6,927	8,138	2,872	405
Product development expenses	42,666	113,965	70,164	9,882
General and administrative expenses	233,096	67,794	35,037	4,935
Total	315,362	235,876	136,646	19,246